Other creditors	12 Months Ended
Mar. 31, 2020
Other creditors
Other creditors

17.         Other creditors

In prior years this consisted of deferred gains arising from the sale and leaseback of aircraft. During fiscal year 2020, 12 sale- and-leaseback aircraft were returned, and Lauda entered into lease arrangements for 10 older A320. Total lease aircraft at March 31, 2020 was 40 (2019: 26).